APPROVAL OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Statement of financial position [abstract]
APPROVAL OF THE FINANCIAL STATEMENTS	30. APPROVAL OF THE FINANCIAL STATEMENTS The financial statements were approved and authorized for issuance by the board of directors on April 25, 2023.